Provision for Contingencies and Judicial Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Provision for contingencies and judicial deposits [Abstract]
Schedule of Subsidiaries Liabilities Related to Contingencies

As of December 31, 2024 and December 31, 2023, the subsidiaries had the following liabilities, related to contingencies:

Provision Probable contingencies:	December 31, 2024	December 31, 2023
Labor and social security contingencies	418	393
	418	393

Schedule of Changes in Provision for Contingencies

Changes in provision for contingencies As of December 31, 2024, and December 31, 2023, are as follows:

Consolidated
(=) Balance at January, 1st 2023	607
(+) Business combination	18
(+) Provisions made during the year	1,049
(-) Provisions reversed during the year	(1,281)
(=) Balance at 31 December 2023	393
(+) Provisions made during the year	41
(-) Provisions reversed during the year	(16)
(=) Balance at December 31, 2024	418